Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets

First Bancorp Employees' 401(k) Savings Plan EIN; 56-1421916, Plan No. 001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)			(d)	(e)
	Identity of issue,	Description of investment including
	borrower, lessor,	maturity date, rate of interest				Current
	or similar party	collateral, par or maturity value			Cost	value
	Money Market Fund
*	Fidelity	Government Money Market Fund	5,661,854.7100	units	**	$5,661,855

	Common Collective Trust Fund
	Principal Global Investors Trust Company	Morley Stable Value Fund	175,535.1550	units	**	5,319,786

	Mutual Funds
	GQG	Emerging Markets Equity Fund	98,300.8160	shares	**	1,749,756
	Dodge & Cox	Income Fund	287,640.7850	shares	**	3,696,184
*	Fidelity	500 Index Fund	67,274.0850	shares	**	15,992,395
*	Fidelity	Mid-Cap Index Fund	104,127.2740	shares	**	3,845,420
*	Fidelity	Small Cap Index Fund	115,762.7140	shares	**	3,580,541
*	Fidelity	Freedom Index Retirement Fund	16,779.4870	shares	**	207,227
*	Fidelity	Global ex U.S. Index Fund	105,766.0660	shares	**	1,973,595
*	Fidelity	U.S. Bond Index Fund	329,270.2660	shares	**	3,477,094
*	Fidelity	Freedom Index Fund 2015	99,564.0940	shares	**	1,503,418
*	Fidelity	Freedom Index Fund 2020	98,700.9200	shares	**	1,664,098
*	Fidelity	Freedom Index Fund 2025	280,267.5960	shares	**	5,697,840
*	Fidelity	Freedom Index Fund 2030	303,715.5200	shares	**	6,867,008
*	Fidelity	Freedom Index Fund 2035	360,081.9510	shares	**	9,585,382
*	Fidelity	Freedom Index Fund 2040	400,573.4420	shares	**	11,548,532
*	Fidelity	Freedom Index Fund 2045	392,302.4780	shares	**	12,098,608
*	Fidelity	Freedom Index Fund 2050	284,608.8820	shares	**	8,797,261
*	Fidelity	Freedom Index Fund 2055	87,096.8620	shares	**	2,216,615
*	Fidelity	Freedom Index Fund 2060	113,450.2000	shares	**	2,447,121
*	Fidelity	Freedom Index Fund 2065	71,839.4840	shares	**	1,254,317
*	Fidelity	Blue Chip Growth K6 Fund	616,038.4790	shares	**	27,253,542
*	Fidelity	Freedom Index Fund 2070	7,311.6220	shares	**	90,225
	MFS	Mid-Cap Value R6 Fund	109,828.8740	shares	**	3,432,152
	T. Rowe Price	Overseas Stock Fund I	300,874.9430	shares	**	4,868,157
	Carillon Family of Funds	Mid Cap Growth Fund Class I	85,761.5420	shares	**	6,087,354
	Vanguard	Equity-Income Admiral Fund	117,826.7830	shares	**	10,947,286
	Vanguard	Wellington Admiral Fund	95,146.8900	shares	**	7,344,388
						158,225,516

	Common Stock
*	First Bancorp	Common Stock	286,216.9360	shares	**	14,539,556

*	Notes receivable from participants	Interest rates currently range from 4.25% to 9.50%			N/A	3,254,429
						$187,001,142

*	Denotes a party-in-interest to the Plan
**	Cost information omitted as these are participant-directed funds